The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

June 26, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Royce Global Financial Services Fund, Royce European Small-Cap Fund,
Royce Global Value Fund, Royce International Small-Cap Fund,
Royce International Micro-Cap Fund, and Royce International Premier Fund,
each a series of The Royce Fund
(Securities Act Reg. No. 002-80348 and Investment Company Act File No. 811-03599)

Ladies and Gentlemen:

       Attached for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information relating to prospectuses, each dated May 1, 2015, for:

•	the Service Class of Royce Global Financial Services Fund (formerly Royce Financial Services Fund);
•	the Investment and Service Classes of Royce European Small-Cap Fund (formerly Royce European Smaller-Companies Fund);
•	the Investment and Service Classes of Royce Global Value Fund;
•	the Investment, Service, and Institutional Classes of Royce International Small-Cap Fund (formerly Royce International Smaller-Companies Fund);
•	the Service Class of Royce International Micro-Cap Fund; and
•	the Investment and Service Classes of Royce International Premier Fund.

        Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/John E. Denneen

John E. Denneen Secretary